Financial Risk Management - Schedule of Group’s Liquidity Risk Analysis (Details) - Liquidity Risk [Member] - USD ($)	Mar. 31, 2025	Dec. 31, 2024
Book Value [Member]
Schedule of Group’s Liquidity Risk Analysis [Line Items]
Financial liabilities	$ 4,710,699
Other Payables	8,023,117	$ 1,538,643
Lease liabilities	68,359	80,848
Total	12,802,176	3,916,903
Borrowings		2,297,411
Cashflow by contract [Member]
Schedule of Group’s Liquidity Risk Analysis [Line Items]
Financial liabilities	4,846,694
Other Payables	8,023,117	1,538,643
Lease liabilities	81,827	93,537
Total	12,951,639	4,055,188
Borrowings		2,423,008
Within a year [Member]
Schedule of Group’s Liquidity Risk Analysis [Line Items]
Financial liabilities	4,558,520
Other Payables	8,023,117	1,538,643
Lease liabilities	46,028	48,980
Total	12,627,666	3,428,028
Borrowings		1,840,406
1 year to 3 years [Member]
Schedule of Group’s Liquidity Risk Analysis [Line Items]
Financial liabilities	288,173
Other Payables
Lease liabilities	35,800	44,558
Total	323,973	79,605
Borrowings		35,048
More than 3 years [Member]
Schedule of Group’s Liquidity Risk Analysis [Line Items]
Financial liabilities
Other Payables
Lease liabilities
Total		547,555
Borrowings		$ 547,555